Taxes on Income	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 7 - TAXES ON INCOME

a.	Israeli corporate tax

1)	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Company is an “Industrial Company”, as defined by this law. As such, the Company is entitled to claim depreciation at increased rates for equipment used in industrial activity, as stipulated by regulations published under the Income Tax (Inflationary Adjustments) Law, 1985.

2)	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the “Investment Law”):

On February 18, 2018 and on February 16, 2022, the Company received a status of “Technologic Preferred Enterprise” as defined under the Investment Law (the “Approvals”). In accordance with the Approvals, starting in 2017 and until 2026, income originating from granting the right of use as defined in the Approval, will be defined as Technologic Preferred Income, as defined under the Law, and will be subject to a tax rate of 7.5%. The reduced tax rate applies only with respect to the revenue attributable to the portion of intellectual property developed in Israel. The Preferred Technological Income is calculated for each tax year by applying the “Nexus” formula as detailed in the Israeli regulations.

Dividend distributed from income which is attributed to a “Technologic Preferred Enterprise” will be subject to withholding tax of 20%, subject to a reduced tax rate under the provisions of an applicable double taxation treaty.

b.	Other applicable tax rates:

1)	Income from other sources in Israel

The tax rate relevant to corporates in Israel in the year 2021 and thereafter is 23%.

2)	Income of non-Israeli subsidiaries

Non-Israeli subsidiaries are taxed according to tax laws in their countries of residence (19% in the U.K, 30% in Germany, 21% in U.S. and 16% in Romania).

3)	On October 8, 2021, 136 countries approved a statement known as the OECD BEPS Inclusive Framework, which builds upon the OECD’s continuation of the BEPS project. The first pillar is focused on the allocation of taxing rights between countries for in-scope multinational enterprises that sell goods and services into countries with little or no local physical presence. The second pillar is focused on developing a global minimum tax rate of at least 15 percent applicable to in-scope multinational enterprises. The Company is monitoring the developments closely to ensure that the Company is compliant with the various requirements.

c.	Deferred income taxes:

1)	Provided in respect of the following:

	December 31,
	2 0 2 2	2 0 2 1
	U.S. dollars in thousands

Research and development expenses	$105	$104
Carryforward tax losses, see (2) below	1,388	1,588
Other	10	18
Less - valuation allowance, see (2) below	(1,360)	(1,526)
	$143	$184

Deferred income tax assets are presented in the balance sheet among non-current assets. Also, as of December 31, 2022 and 2021, the Company has deferred income tax liability in amount of $112 thousand and $157 thousand, respectively which is calculated on temporary difference on intangible assets, which were recorded as a part of Message Mobile’s acquisition. Deferred income tax liability is presented in the balance sheet among long-term liabilities.

2)	As of December 31, 2022 and 2021, the Company has provided valuation allowances in respect of certain deferred tax assets in certain subsidiaries resulting from tax losses carryforward due to uncertainty concerning their realization.

Taxes on income included in the statements of operations:

1)	As follows:

	Years Ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0
	U.S. dollars in thousands
Current:
In Israel	$335	$687	$420
Outside Israel	(12)	346	167
	323	1,033	587
Deferred:
In Israel	1	(18)	(59)
Outside Israel	6	(79)	(69)
	$330	$936	$459

2)	Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates applicable to companies in Israel (see b above), and the actual tax expense:

	Years Ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0
	U.S. dollars in thousands

Income before taxes on income, as reported in the statements of operations*	$5,617	$6,883	$5,842

Theoretical tax expense	1,292	1,583	1,344
Less - tax benefits arising from Technologic Preferred Enterprise status, see a. above	(797)	(739)	(796)
	495	844	548
Increase (decrease) in taxes resulting from other differences:
Disallowable deductions	20	38	52
Taxes on income from previous years	(80)	169	-
Changes in valuation allowance	(119)	(127)	(152)
Other	14	12	11
Taxes on income for the reported years:	$330	$936	$459

* As follows:
Taxable in Israel	$5,144	$4,936	$5,135
Taxable outside Israel	473	1,947	707
	$5,617	$6,883	$5,842

d.	Tax assessments:

As of December 31, 2022, the Company’s tax assessments through the 2017 tax year, are deemed final.